Schedule of value of the broker and non-broker class A common share purchase warrants outstanding (Details) - Warrants [member] shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	7,598,980	3,840,467
Value of warants, Balance | $	$ 791	$ 493
Number of warrants, Issued | shares	120,000	4,013,345
Value of warrants, Issued | $	$ 10	$ 436
Number of warrants, Exercised | shares	(4,286,135)	(254,832)
Value of warrants, Exercised | $	$ (434)	$ (138)
RSUs outstanding, end of period | shares	3,432,845	7,598,980
Value of warants, Balance | $	$ 367	$ 791
Non-broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	7,112,045	3,270,000
Value of warants, Balance | $	$ 698	$ 294
Number of warrants, Issued | shares	120,000	3,842,045
Value of warrants, Issued | $	$ 10	$ 404
Number of warrants, Exercised | shares	(3,967,500)
Value of warrants, Exercised | $	$ (372)
RSUs outstanding, end of period | shares	3,264,545	7,112,045
Value of warants, Balance | $	$ 336	$ 698
Broker [member]
IfrsStatementLineItems [Line Items]
RSUs outstanding, beginning of period | shares	486,935	570,467
Value of warants, Balance | $	$ 93	$ 199
Number of warrants, Issued | shares		171,300
Value of warrants, Issued | $		$ 32
Number of warrants, Exercised | shares	(318,635)	(254,832)
Value of warrants, Exercised | $	$ (62)	$ (138)
RSUs outstanding, end of period | shares	168,300	486,935
Value of warants, Balance | $	$ 31	$ 93